GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 103,966	$ 102,718
Goodwill acquired (note 5(c), 5(d) and 5(e))	60,478	8,697
Foreign currency translation adjustments	(7,956)	(7,449)
Balance at end of year	156,488	103,966
OEM Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	80,699
Balance at end of year	103,567	80,699
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	23,267
Balance at end of year	24,993	23,267
Cloud and Connectivity Services [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	0
Balance at end of year	$ 27,928	$ 0